Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 163,664	€ 167,722
Revocable lending commitments	43,448	44,327
Contingent liabilities	48,369	51,605
Total	€ 255,481	€ 263,654